RPg EMERGING MARKET SECTOR ROTATION FUND

Class	A	Shares	EMSAX
Class	I	Shares	EMSIX

a series of Northern Lights Fund Trust

Supplement dated April 2, 2014 to the Prospectus and the

Statement of Additional Information (“SAI”) dated July 29, 2013

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Effective immediately, F-Squared Institutional Advisors, LLC (“F-Squared”) is no longer a sub-advisor to the Fund.  The advisor continues to determine the Fund’s sector allocations based upon a proprietary model, but is no longer utilizing the sub-advisor's proprietary AEMP Index quantitative model.

References in the Fund’s Prospectus and Statement of Additional Information to F-Squared, its portfolio manager, or its AEMP Index are deleted and should be disregarded.

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This Supplement, and the Prospectus and Statement of Additional Information both dated July 29, 2013, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-377-5155.